Exhibit 99.1

World Omni Auto Receivables Trust 2010-A

Monthly Servicer Certificate

February 28, 2011

Dates Covered
Collections Period	02/01/11 - 02/28/11
Interest Accrual Period	02/15/11 - 03/14/11
30/360 Days	30
Actual/360 Days	28
Distribution Date	03/15/11

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 01/31/11	603,384,041.26	45,492
Yield Supplement Overcollateralization Amount at 01/31/11	31,433,736.67	0

Receivables Balance at 01/31/11	634,817,777.93	45,492
Principal Payments	23,097,810.35	1,131
Defaulted Receivables	516,482.51	34
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 02/28/11	29,815,256.48	0

Pool Balance at 02/28/11	581,388,228.59	44,327

Pool Statistics	$ Amount	# of Accounts
Initial Receivables Balance	994,736,679.50	64,112

Delinquent Receivables:
Past Due 31-60 days	4,149,292.06	436
Past Due 61-90 days	829,091.62	80
Past Due 91 + days	231,468.06	25

Total	5,209,851.74	541

Total 31+ Delinquent as % Ending Pool Balance	0.90%

Recoveries	421,006.65

Aggregate Net Losses – February 2011	95,475.86

Overcollateralization Target Amount	34,883,293.72
Actual Overcollateralization	34,883,293.72

Weighted Average APR	4.51%
Weighted Average APR, Yield Adjusted	7.56%
Weighted Average Remaining Term	44.56

Flow of Funds	$ Amount

Collections	25,789,035.67
Advances	(6,553.17)
Investment Earnings on Cash Accounts	3,274.51
Servicing Fee	(529,014.81)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	25,256,742.20

Distributions of Available Funds
(1) Monthly Swap Payment Amount	0.00
(2) Class A Interest	690,066.31
(3) First Priority Principal Distributable Amount	0.00
(4) Class B Interest	81,334.80
(5) Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders’ Principal Distributable Amount	20,676,063.91
(8) Distribution to Certificateholders	3,809,277.18
(9) Remaining Amounts	0.00

Total Distributions of Available Funds	25,256,742.20

Servicing Fee	529,014.81
Unpaid Servicing Fee	—

Note Balances & Note Factors	$ Amount

Original Class A	885,106,000.00
Original Class B	31,896,000.00

Total Class A & B
Note Balance @ 02/15/11	567,180,998.78
Principal Paid	20,676,063.91
Note Balance @ 03/15/11	546,504,934.87

Class A-1
Note Balance @ 02/15/11	0.00
Principal Paid	0.00
Note Balance @ 03/15/11	0.00
Note Factor @ 03/15/11	0.0000000%

Class A-2
Note Balance @ 02/15/11	96,178,998.78
Principal Paid	20,676,063.91
Note Balance @ 03/15/11	75,502,934.87
Note Factor @ 03/15/11	38.3263629%

Class A-3
Note Balance @ 02/15/11	241,000,000.00
Principal Paid	0.00
Note Balance @ 03/15/11	241,000,000.00
Note Factor @ 03/15/11	100.0000000%

Class A-4
Note Balance @ 02/15/11	198,106,000.00
Principal Paid	0.00
Note Balance @ 03/15/11	198,106,000.00
Note Factor @ 03/15/11	100.0000000%

Class B
Note Balance @ 02/15/11	31,896,000.00
Principal Paid	0.00
Note Balance @ 03/15/11	31,896,000.00
Note Factor @ 03/15/11	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	771,401.11
Total Principal Paid	20,676,063.91

Total Paid	21,447,465.02

Class A-1
Coupon	0.23262%
Interest Paid	0.00
Principal Paid	0.00

Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.70000%
Interest Paid	56,104.42
Principal Paid	20,676,063.91

Total Paid to A-2 Holders	20,732,168.33

Class A-3
Coupon	1.34000%
Interest Paid	269,116.67
Principal Paid	0.00

Total Paid to A-3a Holders	269,116.67

Class A-4
Coupon	2.21000%
Interest Paid	364,845.22
Principal Paid	0.00

Total Paid to A-4 Holders	364,845.22

Class B
Coupon	3.06000%
Interest Paid	81,334.80
Principal Paid	0.00

Total Paid to B Holders	81,334.80

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.8412207
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	22.5474578

Total Distribution Amount	23.3886785

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000

Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.2847940
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	104.9546391

Total A-2 Distribution Amount	105.2394331

A-3 Interest Distribution Amount	1.1166667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	1.1166667

A-4 Interest Distribution Amount	1.8416667
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	1.8416667

B Interest Distribution Amount	2.5500000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	2.5500000

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	0.00
Noteholders’ Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 01/31/11	53,775.58
Balance as of 02/28/11	47,222.41
Change	(6,553.17)

Reserve Account
Balance as of 02/15/11	2,345,271.93
Investment Earnings	277.78
Investment Earnings Paid	(277.78)
Deposit/(Withdrawal)	—
Balance as of 03/15/11	2,345,271.93
Change	—

Required Reserve Amount	2,345,271.93